Inventories - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Inventory Disclosure [Abstract]
Reserve for obsolete, unmarketable and slow moving assets	$ 4,499		$ 4,499		$ 1,639
Expense for damaged and lost inventories	$ 322	$ 2,513	$ 822	$ 3,788